UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven M. Friedman          New York, New York      August 13, 2008
----------------------------   ------------------------  ----------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   48
                                               -------------
                                                      40,556
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Aes Corp                          Common Stock   00130H105   1,825    95,000 SH       SOLE                 95,000
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                  Common Stock   02209S103     720    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Amerisourcebergen Corp            Common Stock   03073E105   1,820    45,500 SH       SOLE                 45,500
-----------------------------------------------------------------------------------------------------------------------------------
Brinks Co                         Common Stock   109696104     654    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe Corp   Common Stock   12189T104     749     7,500 SH       SOLE                  7,500
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103     499    25,600 SH       SOLE                 25,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class B        124857202     195    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
CME Group Inc                     Common Stock   12572Q105     383     1,000 SH       SOLE                  1,000
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp         Common Stock   17285T106     439   360,000 SH       SOLE                360,000
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp                       Common Stock   172908105     265    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                      Common Stock   191216100   3,431    66,000 SH       SOLE                 66,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A Spl    20030N200     760    40,530 SH       SOLE                 40,530
-----------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd                      Common Stock   G2552X108     826    17,250 SH       SOLE                 17,250
-----------------------------------------------------------------------------------------------------------------------------------
D R Horton                        Common Stock   23331A109     163    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co                        Common Stock   244199105     541    7,500  SH       SOLE                  7,500
-----------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines Inc Del       Common Stock New   247361702     656   115,000 SH       SOLE                115,000
-----------------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp      Class A        293639100      70    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Exide Technologies            Common Stock New   302051206     168    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                    Common Stock New   37245X203      14       534 SH       SOLE                    534
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc           Common Stock   38141G104     1,854  10,600 SH       SOLE                 10,600
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc                        Class A        38259P508     3,422   6,500 SH       SOLE                  6,500
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                    Common Stock   406216101     531    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Harte-Hanks Inc                   Common Stock   416196103     229    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
ICT Group Inc                     Common Stock   44929Y101     123    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock   46625H100     892    26,000 SH       SOLE                 26,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   3,249    50,500 SH       SOLE                 50,500
-----------------------------------------------------------------------------------------------------------------------------------
KB Home                           Common Stock   48666K109     169    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc                Common Stock   530555309     455    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
MFA Mtg Invts Inc                 Common Stock   55272X102     685   105,000 SH       SOLE                105,000
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                     Common Stock   58155Q103     839    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                   Common Stock   61166W101     822     6,500 SH       SOLE                  6,500
-----------------------------------------------------------------------------------------------------------------------------------
Nexcen Brands Inc                 Common Stock   653351106     125   223,000 SH       SOLE                223,000
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                        Common Stock   670346105   1,120    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      Common Stock   681904108     983    37,500 SH       SOLE                 37,500
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA Petro      Sponsored ADR  71654V408     708    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Intl Inc            Common Stock   718172109   1,729    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd            Common Stock   760975102     994     8,500 SH       SOLE                  8,500
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SLM Corp                          Common Stock   78442P106     194    10,000 SH       SOLE                 10,000
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Seacor Holdings Inc               Common Stock   811904101   3,222    36,000 SH       SOLE                 36,000
-----------------------------------------------------------------------------------------------------------------------------------
Select Sector Spdr Tr           SBI Int-Energy   81369Y506     626     7,072 SH       SOLE                  7,072
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Select Sector Spdr Tr             SBI Int-Tech   81369Y803     487    21,276 SH       SOLE                 21,276
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp             Common Stock   88033G100      83    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                   Common Stock   887317105     518    35,000 SH       SOLE                 35,000
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Time Warner Cable Inc             Class A        88732J108     397    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Titan Intl Inc Ill                Common Stock   88830M102     890    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp                      Common Stock New   903293405     296    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One Inc                  Common Stock   961815107     341   275,000 SH       SOLE                275,000
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Zilog Inc                        Com Par $0.01   989524301     395   125,000 SH       SOLE                125,000
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